Note 2: Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Noncash Or Part Noncash Acquisition Net Debt Assumed	$ 3,000,000,000
Contractual Obligation, Fiscal Year Maturity [Abstract]
Agreed Upon Selling Price of Disposal Business	400,000,000
Equity Method Investment Other Than Temporary Impairment	168,000,000	66,000,000
Disposal Group Not Discontinued Operation Loss Gain On Write Down			86,000,000
Business Acquisition Purchase Price Allocation Goodwill Amount	11,167,000,000
Fair Value Balance Sheet for Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents	538,000,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	1,182,000,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory	1,729,000,000
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Current	280,000,000
Business Acquisition, Purchase Price Allocation, Current Assets, Prepaid Expense and Other Assets	574,000,000
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment	2,342,000,000
Business Acquisition, Purchase Price Allocation, Intangible Assets, Customer Relationships	8,550,000,000
Business Acquisition, Purchase Price Allocation, Intangible Assets, Trademarks	1,550,000,000
Business Acquisition, Purchase Price Allocation, Other Noncurrent Assets	1,831,000,000
Business Acquisition, Purchase Price Allocation, Short Term Borrowings	(83,000,000)
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accounts Payable	443,000,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accrued Liabilities	2,242,000,000
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt	2,961,000,000
Business Acquisition, Purchase Price Allocation, Projected Benefit Obligation (Asset)	(1,745,000,000)
Business Acquisition, Purchase Price Allocation, Customer Contractual Obligations	(2,050,000,000)
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	3,758,000,000
Business Acquisition, Purchase Price Allocation, Noncontrolling Interest	(41,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	5,253,000,000
Business Acquisition Purchase Price Allocation Goodwill Amount	11,167,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	16,420,000,000
Goodwill [Line Items]
Goodwill - Beginning Balance	17,943,000,000
Goodwill resulting from business combinations	11,680,000,000
Goodwill translation and other	(1,822,000,000)
Goodwill - Ending Balance	27,801,000,000	17,943,000,000
Finite-Lived Intangible Assets [Line Items]
Gross Amount	15,966,000,000	5,828,000,000
Accumulated Amortization	(3,087,000,000)	(2,672,000,000)
Acquisition Cost Of Acquired Entities and Interest in Affiliates	18,600,000,000	372,000,000	2,800,000,000
Noncash or Part Noncash Acquisition and Interest in Affiliates Debt Assumed	2,600,000,000	15,000,000	39,000,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	2,310,000,000	762,000,000
Intangible Assets Gross Excluding Goodwill	18,276,000,000	6,590,000,000
Intangible Assets Accumulated Amortization Excluding Goodwill	(3,087,000,000)	(2,672,000,000)
Amortization of Intangible Assets	547,000,000	398,000,000
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 18, 2013
Subsequent Event, Description	we announced an agreement to sell the pumps and engine controls business to Triumph Group, Inc.
Pro Forma Consolidated Information [Line Items]
Business Acquisition, Pro Forma Revenue	62,173,000,000	63,233,000,000
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax	5,095,000,000	4,969,000,000
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Basic	$ 5.69	$ 5.57
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted	$ 5.62	$ 5.48
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	688,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	664,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	633,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	611,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	650,000,000
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Current Assets	1,308,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Noncurrent Assets	899,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2,207,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Current Liabilities	1,468,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Noncurrent Liabilities	781,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	2,249,000,000
Debt Instrument [Line Items]
Debt Instrument, Utilization of Net Proceeds Amount	9,600,000,000
Debt Instrument, Face Amount	9,800,000,000
Equity Units [Line Items]
Equity Units, Proceeds from Issuance	1,100,000,000
Equity Units, Date of Issuance	Jun. 18, 2012
Proceeds from Issuance of Commercial Paper	3,200,000,000
Cash and Cash equivalents used in business acquisition	500,000,000
IAE Collaboration [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	61.00%
International Aero Engines AG [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	49.50%
Fair Value Adjustment to Inventory [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	(103,000,000)	103,000,000
Business Acquisition, Pro Forma Information, Description	1 Added the expense for inventory fair value adjustments which would have been amortized as the corresponding inventory would have been completely sold during the first two quarters of 2011, and removed the corresponding expense recognized during the last two quarters of 2012.
Amortization of Acquired Intanglible Assets [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	108,000,000	184,000,000
Business Acquisition, Pro Forma Information, Description	2 Added the additional amortization of the acquired Goodrich intangible assets recognized at fair value in purchase accounting and eliminated the historical Goodrich intangible asset amortization expense.
Utilization of Contractual Customer Obligation [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	(96,000,000)	(200,000,000)
Business Acquisition, Pro Forma Information, Description	3 Added the additional utilization of the Goodrich contractual customer obligation recognized in purchase accounting.
Acquisition-related Costs [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	0	196,000,000
Business Acquisition, Pro Forma Information, Description	4 Added the UTC/Goodrich fees that were incurred in connection with the acquisition of Goodrich to the first quarter of 2011.
Interest Expense Incurred [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	63,000,000	175,000,000
Business Acquisition, Pro Forma Information, Description	5 Added the additional interest expense for the debt incurred to finance our acquisition of Goodrich and reduced interest expense for the debt fair value adjustment which would have been amortized.
Service portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	2,127,000,000	2,036,000,000
Accumulated Amortization	(1,202,000,000)	(1,060,000,000)
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	412,000,000	463,000,000
Accumulated Amortization	(167,000,000)	(183,000,000)
Other, principally customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	11,901,000,000	3,329,000,000
Accumulated Amortization	(1,718,000,000)	(1,429,000,000)
Collaboration [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,526,000,000	0
Accumulated Amortization	0	0
Otis [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	1,516,000,000
Goodwill resulting from business combinations	24,000,000
Goodwill translation and other	43,000,000
Goodwill - Ending Balance	1,583,000,000
UTC Climate, Controls and Security [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	9,758,000,000
Goodwill resulting from business combinations	89,000,000
Goodwill translation and other	21,000,000
Goodwill - Ending Balance	9,868,000,000
UTC Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	4,475,000,000
Goodwill resulting from business combinations	11,283,000,000
Goodwill translation and other	(1,004,000,000)
Goodwill - Ending Balance	14,754,000,000
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	1,223,000,000
Goodwill resulting from business combinations	280,000,000
Goodwill translation and other	(265,000,000)
Goodwill - Ending Balance	1,238,000,000
Sikorsky [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	348,000,000
Goodwill resulting from business combinations	0
Goodwill translation and other	5,000,000
Goodwill - Ending Balance	353,000,000
Total Segments [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	17,320,000,000
Goodwill resulting from business combinations	11,676,000,000
Goodwill translation and other	(1,200,000,000)
Goodwill - Ending Balance	27,796,000,000
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	623,000,000
Goodwill resulting from business combinations	4,000,000
Goodwill translation and other	(622,000,000)
Goodwill - Ending Balance	5,000,000
Midea Joint Venture [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company Or Limited Partnership Date Of Business Formation		November 2011
Asia Joint Venture [Member]
Limited Liability Company or Limited Partnership [Line Items]
Gain Recognized On Limited Liability Company Or Limited Partnership Formation	215,000,000
UTC Climate, Controls and Security [Member] | Midea Joint Venture [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest		49.00%
Gain Recognized On Limited Liability Company Or Limited Partnership Formation		80,000,000
Midea Group Of China [Member] | Midea Joint Venture [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest		51.00%
Canadian Distribution Business [Member]
Limited Liability Company or Limited Partnership [Line Items]
Gain Recognized On Limited Liability Company Or Limited Partnership Formation	120,000,000
GE Security [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price			1,800,000,000
Business Acquisition, Date of Acquisition Agreement			Mar. 01, 2010
Contractual Obligation, Fiscal Year Maturity [Abstract]
Business Acquisition Purchase Price Allocation Amortizable Intangible Assets Amount			600,000,000
Business Acquisition Purchase Price Allocation Goodwill Amount			1,100,000,000
Noncash Or Part Noncash Acquisition Debt Assumed1			32,000,000
Fair Value Balance Sheet for Acquisition [Line Items]
Business Acquisition Purchase Price Allocation Goodwill Amount			1,100,000,000
UTC Climate, Controls and Security [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Equity Method Investment Other Than Temporary Impairment	180,000,000	66,000,000
Disposal Group Not Discontinued Operation Loss Gain On Write Down			58,000,000
Goodrich Corporation [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price	18,300,000,000
Noncash Or Part Noncash Acquisition Net Debt Assumed	1,900,000,000
Business Acquisition, Date of Acquisition Agreement	Jul. 26, 2012
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period	8,100,000,000
Business Acquisition Cash Paid Per Share	$ 127.50
Business Acquisition, Purchase Price Allocation, Environmental Liabilities Assumed	232,000,000
Business Acquisition, Unremitted Foreign Earnings Income Tax Liability		853,000,000
Business Acquisition Purchase Price Allocation Deferred Income Tax Liability	219,000,000
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized	46,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	95,000,000	84,000,000
Business Acquisition, Cost of Acquired Entity, Planned Restructuring Activities	67,000,000
Business Acquisition, Cost of Acquired Entity, Interest Costs	199,000,000
Business Acquisition, Purchase Price Allocation, Management Continuity Arrangement Liabilities Assumed	74,000,000
Business Acquisition, Cost of Management Continuity Arrangements Amendment	12,000,000
Business Acquisition Sales Contribution	3,600,000,000
Business Acquisition Operating Profit Contribution	245,000,000
Contractual Obligation, Fiscal Year Maturity [Abstract]
Contractual Obligation, Due in Next Twelve Months	283,000,000
Contractual Obligation, Due in Second Year	292,000,000
Contractual Obligation, Due in Third Year	221,000,000
Contractual Obligation, Due in Fourth Year	236,000,000
Contractual Obligation, Due in Fifth Year	220,000,000
International Aero Engines AG [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price	1,500,000,000
Business Acquisition, Date of Acquisition Agreement	Jun. 29, 2012
MTU Aero Engines AG [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Proceeds From Portion Of Acquired Interests Sold	233,000,000
UTC Aerospace Systems [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Disposal Group Not Discontinued Operation Loss Gain On Write Down			$ 28,000,000